Note 9 - Warrant Liability - Assumptions (Details)		12 Months Ended
	May 07, 2015	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Class of warrant or right, term	3	1.35	1.35
Risk-free interest rate	0.64%	1.64%	0.87%
Dividend yield	0.00%	0.00%	0.00%
Foreign exchange rate (USD/CAD)	0.8276	0.79	0.77
Expected volatility	222.04%	140.00%	147.70%